Significant Accounting Policies - Exchange Rates for Euros into U.S. Dollars Applicable for Translation of NXP's Financial Statements (Detail)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Period End [Member]
Financial Statement Details [Line Items]
Exchange rates for euros into U.S. dollars	1.3765	1.3190	1.2938
Average [Member]
Financial Statement Details [Line Items]
Exchange rates for euros into U.S. dollars	1.3285	1.2887	1.3908
Maximum [Member]
Financial Statement Details [Line Items]
Exchange rates for euros into U.S. dollars	1.2818	1.2238	1.2938
Minimum [Member]
Financial Statement Details [Line Items]
Exchange rates for euros into U.S. dollars	1.3765	1.3347	1.4531